As filed with the Securities and Exchange Commission on October 22, 2018

1933 Act File No. 333-226273

1940 Act File No. 811-23366

U.S. Securities and Exchange Commission

Washington, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

[X] Registration Statement Under the Securities Act of 1933

[X] Pre-Effective Amendment No. 5

[   ] Post-Effective Amendment No. _

and

[X] Registration Statement Under the Investment Company Act of 1940

[X] Amendment No. 5

RiverNorth Opportunistic Municipal Income Fund, Inc.

Exact Name of Registrant as Specified in Charter

325 North LaSalle Street, Suite 645, Chicago, Illinois 60654

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

(312) 832-1440

Registrant’s Telephone Number, including Area Code

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

Copies of Communications to:

Morrison C. Warren, Esq.	Allison M. Fumai, Esq.
Walter L. Draney, Esq.	Dechert LLP
E. Roy Kim, Esq.	Three Bryant Park
Chapman and Cutler LLP	1095 Avenue of the Americas
111 West Monroe Street	New York, NY 10036
Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box)

[  ] when declared effective pursuant to section 8(c)

If appropriate, check the following box:

[   ] This amendment designates a new effective date for a previously filed registration statement.

[   ] This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration number of the earlier effective registration statement for the same offering is .

Calculation of Registration Fee Under the Securities Act of 1933

Title of Securities Being Registered	Amount Being Registered(2)	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(3)
Common Stock, $.0001 par value	1,000	$20.00	$20,000	$2.49

(1)	Estimated solely for the purpose of determining the registration fee.

(2)	This number includes all shares that may be issued pursuant to the Underwriters’ over-allotment option.

(3)	$2.49 of which has been previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The Registrant has prepared this Pre-Effective Amendment No. 5 to its Registration Statement on Form N-2 for the purpose of filing certain exhibits to the Registration Statement. This Pre-Effective Amendment No. 5 does not modify any provisions of the Prospectus constituting Part A of the Registration Statement or the Statement of Additional Information constituting Part B of the Registration Statement.

PART A – PROSPECTUS

The Prospectus for the Registrant is incorporated by reference to Part A filed with the Registrant’s Pre-Effective Amendment No. 4 to its Registration Statement on Form N-2 (File Nos. 333-226273; 811-23366) on September 21, 2018.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Registrant is incorporated by reference to Part B filed with the Registrant’s Pre-Effective Amendment No. 4 to its Registration Statement on Form N-2 (File Nos. 333-226273; 811-23366) on September 21, 2018.

PART C – OTHER INFORMATION

Item 25: Financial Statements and Exhibits

1.	Financial Statements:

Part A—None

Part B—Financial Statements and Report of Independent Registered Public Accounting Firm

2.	Exhibits:

a.1.	Articles of Incorporation. (1)

a.2.	Articles of Amendment and Restatement.

b.	By-Laws of Fund.

c.	None.

d.	None.

e.	Dividend Reinvestment Plan.

f.	None.

g.1	Management Agreement between Registrant and RiverNorth Capital Management, LLC

g.2	Sub-Advisory Agreement between RiverNorth Capital Management, LLC and MacKay Shields LLC.

h.1	Form of Underwriting Agreement.

h.2	Form of Master Agreement Among Underwriters.

h.3	Form of Master Selected Dealers Agreement.

h.4	Closed-End Fund Distribution Services Agreement.

i.	None.

j.	Master Custodian Agreement

k.1	Form of Agency Agreement with DST Systems, Inc.

k.2	Closed-End Fund Support Services Agreement with Centric Fund Services, LLC.*

k.3	Form of Administration, Bookkeeping and Pricing Services Agreement with ALPS Fund Services, Inc.

k.4	Form of Structuring Fee Agreement with UBS Securities LLC.

k.5	Form of Structuring Fee Agreement with Morgan Stanley & Co. LLC.

k.6	Form of Structuring Fee Agreement with Wells Fargo Securities, LLC.

k.7	Form of Structuring Fee Agreement with RBC Capital Markets, LLC.

k.8	Form of Structuring Fee Agreement with Stifel, Nicolaus & Company, Incorporated.

k.9	Form of Sales Incentive Fee Agreement.

l.1	Draft Opinion and consent of Fund counsel.

l.2	Draft Opinion and consent of Maryland counsel.

m.	None.

n.	Consent of Independent Registered Public Accounting Firm.*

o.	None.

p.	Form of Subscription Agreement.

q.	None.

r.1	Code of Ethics of Registrant.

r.2	Code of Ethics of RiverNorth Capital Management, LLC.

r.3	Code of Ethics of MacKay Shields LLC.

s.	Powers of Attorney. (2)

(1)	Filed on July 20, 2018 as Exhibit a to Registrant’s Registration Statement on Form N-2 (File No. 333- 226273) and incorporated herein by reference.

(2)	Filed on September 21, 2018 as Exhibit s. to Registrant’s Registration Statement on Form N-2 (File No. 333-226273) and incorporated herein by reference.

*	To be filed by amendment.

Item 26: Marketing Arrangements

See the Form of Underwriting Agreement, the Form of Master Agreement Among Underwriters, the Form of Master Selected Dealers Agreement, the Form of Closed-End Fund Distribution Services Agreement, the Form of Structuring Fee Agreement with UBS Securities LLC, the Form of Structuring Fee Agreement with Morgan Stanley & Co. LLC, the Form of Structuring Fee Agreement with Wells Fargo Securities, LLC, the Form of Structuring Fee Agreement with RBC Capital Markets, LLC, the Form of Structuring Fee Agreement with Stifel, Nicolaus & Company, Incorporated and the Form of Sales Incentive Fee Agreement filed as Exhibit (h)(1), Exhibit (h)(2), Exhibit (h)(3), Exhibit (h)(4), Exhibit (k)(4), Exhibit (k)(5), Exhibit (k)(6), Exhibit (k)(7), Exhibit (k)(8) and Exhibit (k)(9), respectively, to the Registrant's Registration Statement.

Item 27: Other Expenses of Issuance and Distribution

Securities and Exchange Commission Fees	$ *
Financial Industry Regulatory Authority, Inc. Fees	$ *
Printing and Engraving Expenses	$ *
Legal Fees	$ *
Listing Fees	$ *
Accounting Expenses	$ *
Blue Sky Filing Fees and Expenses	$ *
Miscellaneous Expenses	$ *
Total	$ *

*	To be completed by amendment

Item 28: Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29: Number of Holders of Securities

At October 22, 2018

Title of Class	Number of Record Holders
Common Shares, $0.0001 par value	1

Item 30: Indemnification

Section 7.2 of the Articles of Amendment and Restatement of the Registrant provides as follows:

Any person who is made a party or is threatened to be made a party in any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that such person is a current or former director or officer of the Corporation, or is or was serving while a director or officer of the Corporation as a director, officer, partner, trustee, employee, agent, or fiduciary of another corporation, partnership, joint venture, trust, enterprise, or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements, and reasonable expenses (including attorneys’ fees) actually incurred by such person in connection with such action, suit, or proceeding to the fullest extent permissible under Maryland law, the Securities Act, and the 1940 Act, as such statutes are now or hereinafter in force. In addition, the Corporation shall advance expenses to its current and former directors and officers who are made, or are threatened to be made, parties to any action, suit, or proceeding described above to the fullest extent that advancement of expenses is permitted by Maryland law, the Securities Act and the 1940 Act. The Board of Directors, by Bylaw, resolution, or agreement, may make further provision for indemnification of directors, officers, employees, and agents to the fullest extent permitted by Maryland law. No provision of this Article VII shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which she or he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of her or his office. Upon the direction of the Board of Directors, an advancement-of-costs agreement may be required in order to require the repayment of reimbursed expenses in the event that the foregoing exclusion was later determined to apply.

Reference is made to Section 9 of the Form of Underwriting Agreement filed as Exhibit (h)(1) to this Pre-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-2.

Item 31: Business and Other Connections of Investment Advisers

RiverNorth Capital Management, LLC

The information in the Statement of Additional Information under the captions “Board Members and Officers” is hereby incorporated by reference.

The principal occupation of the directors and officers of RiverNorth Capital Management, LLC (the “Adviser”) are their services as directors and officers of the Adviser. The address of the Adviser is 325 North LaSalle Street, Suite 645, Chicago, Illinois 60654.

Set forth below is information as to any other business, profession, vocation and employment of a substantial nature in which each officer of the Adviser is, or at any during the last two fiscal years has been, engaged for their own account or in the capacity of director, officer, employee partner or trustee:

Name*	Positions with RiverNorth Capital Management, LLC	Other Business Connections	Type of Business
Brian H. Schmucker	President and Board of Managers	Board of Directors, RiverNorth Holdings, Co.; Board of Managers, RiverNorth Financial Holdings, LLC	Investments
Patrick W. Galley	Chief Investment Officer and Board of Managers	President and Trustee, RiverNorth Funds; Board of Directors, RiverNorth Holdings, Co.; Board of Managers, RiverNorth Financial Holdings, LLC.	Investments
Jonathan M. Mohrhardt	Chief Operating Officer and Board of Managers	Treasurer, RiverNorth Funds; Board of Directors, RiverNorth Holdings, Co.; Board of Managers, RiverNorth Financial Holdings, LLC	Investments
Marcus L. Collins	General Counsel and Chief Compliance Officer	Chief Compliance Officer, RiverNorth Funds	Investments
Stephen A. O’Neill	Portfolio Manager	Portfolio Manager, RiverNorth Funds	Investments

*	The address for each of the named is 325 North LaSalle Street, Suite 645, Chicago, Illinois 60654.

Item 32: Location of Accounts and Records.

RiverNorth Capital Management, LLC maintains the Charter, By-Laws, minutes of directors and shareholders meetings and contracts of the Registrant, all advisory material of the investment adviser, all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records.

Item 33: Management Services

Not applicable.

Item 34: Undertakings

1.	Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

4.	The Registrant undertakes (a) to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

(1)	to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(2)	to reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3)	to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(b)	to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(c)	that, for the purpose of determining liability under the Securities Act of 1933 to any purchaser, if the Registrant is subject to Rule 430C; each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act of 1933, shall be deemed to be part of and included in this Registration Statement as of the date it is first used after effectiveness. Provided, however, that no statement made in this Registration Statement or prospectus that is part of this registration statement or made in a document incorporated or deemed incorporated by reference into this registration statement or prospectus that is art of this registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supercede or modify any statement that was made in this registration statement or prospectus that was part of this registration statement or made in any such document immediately prior to such date of first use;

(d)	that for the purpose of determining liability of the Registrant under the Securities Act of 1933 to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act of 1933;

(2)	the portion of any advertisement pursuant to Rule 482 under the Securities Act of 1933 relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3)	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5.	The Registrant undertakes that:

a.	For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

b.	For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Chicago, and State of Illinois, on the 22nd day of October, 2018.

RiverNorth Opportunistic Municipal Income Fund, Inc.

By:	/s/ Patrick W. Galley
Patrick W. Galley, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
By: /s/ Patrick W. Galley	President (Principal Executive Officer)	October 22, 2018
Patrick W. Galley
By: /s/ Jonathan M Mohrhardt	Chief Financial Officer and Treasurer (Principal Financial Officer/Principal Accounting Officer)	October 22, 2018
Jonathan M Mohrhardt
By: /s/ Patrick W. Galley	Chairman of the Board and Director	October 22, 2018
Patrick W. Galley
John K. Carter(1)	Director )	By: /s/ Patrick W. Galley
John S. Oakes(1)	Director )	Patrick W. Galley
J. Wayne Hutchens(1)	Director )	Attorney-In-Fact
David M. Swanson(1)	Director )	October 22, 2018
Jerry Raio(1)	Director )

(1)	Original powers of attorney authorizing Joshua B. Deringer, Diana E. McCarthy and Patrick W. Galley to execute Registrant’s Registration Statement, and Amendments thereto, for the directors of the Registrant on whose behalf this Registration Statement is filed, were previously executed and were filed on September 21, 2018 as Exhibit s. to the Registrant’s Registration Statement on Form N-2 (File No. 333-226273).

INDEX TO EXHIBITS

a.2.	Articles of Amendment and Restatement.

b.	By-Laws of Fund.

e.	Dividend Reinvestment Plan.

g.1	Management Agreement between Registrant and RiverNorth Capital Management, LLC

g.2	Sub-Advisory Agreement between RiverNorth Capital Management, LLC and MacKay Shields LLC.

h.1	Form of Underwriting Agreement.

h.2	Form of Master Agreement Among Underwriters.

h.3	Form of Master Selected Dealers Agreement.

h.4	Closed-End Fund Distribution Services Agreement.

j.	Master Custodian Agreement

k.1	Form of Agency Agreement with DST Systems, Inc.

k.3	Form of Administration, Bookkeeping and Pricing Services Agreement with ALPS Fund Services, Inc.

k.4	Form of Structuring Fee Agreement with UBS Securities LLC.

k.5	Form of Structuring Fee Agreement with Morgan Stanley & Co. LLC.

k.6	Form of Structuring Fee Agreement with Wells Fargo Securities, LLC.

k.7	Form of Structuring Fee Agreement with RBC Capital Markets, LLC.

k.8	Form of Structuring Fee Agreement with Stifel, Nicolaus & Company, Incorporated.

k.9	Form of Sales Incentive Fee Agreement.

l.1	Draft Opinion and consent of Fund counsel.

l.2	Draft Opinion and consent of Maryland counsel.

p.	Form of Subscription Agreement.

r.1	Code of Ethics of Registrant.

r.2	Code of Ethics of RiverNorth Capital Management, LLC.

r.3	Code of Ethics of MacKay Shields LLC.